Quarterly Financial Information (Unaudited)	7 Months Ended
Dec. 31, 2020
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

Note 12 — Quarterly Financial Information (Unaudited)

The following tables contain unaudited quarterly financial information for the quarterly period ended September 30, 2020 that has been updated to reflect the restatement and revision of the Company’s financial statements as described in Note 2 — Restatement of Previously Issued Financial Statements. The restatement and revision had no impact net loss, net cash flows from operating, investing or financing activities. The Company has not amended its previously filed Quarterly Report on Form 10-Q for the Affected Period. The financial information that has been previously filed or otherwise reported for the Affected Period is superseded by the information in this Annual Report, and the financial statements and related financial information for the Affected Period contained in such previously filed report should no longer be relied upon.

	As of September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$201,529,675	$—	$201,529,675
Liabilities and stockholders’ equity
Total current liabilities	$197,020	$—	$197,020
Deferred underwriting commissions	7,000,000	—	7,000,000
Derivative warrant liabilities	—	12,640,000	12,640,000
Total liabilities	7,197,020	12,640,000	19,837,020
Class A common stock, $0.0001 par value; shares subject to possible redemption	189,332,650	(12,640,000)	176,692,650
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	107	126	233
Class B common stock – $0.0001 par value	575	—	575
Additional paid-in-capital	5,145,825	134,264	5,280,089
Accumulated deficit	(146,502)	(134,390)	(280,892)
Total stockholders’ equity	5,000,005	—	5,000,005
Total liabilities and stockholders’ equity	$201,529,675	$—	$201,529,675

	Three Months Ended
	September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(146,829)	$—	$(146,829)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	340,000	340,000
Financing cost – derivative warrant liabilities	—	(474,390)	(474,390)
Net gain from investments held in Trust Account	18,534	—	18,534
Total other (expense) income	18,534	(134,390)	(115,856)
Net loss	$(128,295)	$(134,390)	$(262,685)
Basic and Diluted weighted-average Class A common shares outstanding	20,000,000	—	20,000,000
Basic and Diluted net loss per Class A common shares	$0.00	—	$0.00
Basic and Diluted weighted-average Class B common shares outstanding	5,000,000	—	5,000,000
Basic and Diluted net loss per Class B common shares	$(0.03)	$(0.02)	$(0.05)

	Period From June 4, 2020 (Inception)
	Through September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(165,036)	$—	$(165,036)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	340,000	340,000
Financing cost – derivative warrant liabilities	—	(474,390)	(474,390)
Net gain from investments held in Trust Account	18,534	—	18,534
Total other (expense) income	18,534	(134,390)	(115,856)
Net loss	$(146,502)	$(134,390)	$(280,892)
Basic and Diluted weighted-average Class A common shares outstanding	20,000,000	—	20,000,000
Basic and Diluted net loss per Class A share	$0.00	—	$0.00
Basic and Diluted weighted-average Class B common shares outstanding	5,000,000	—	5,000,000
Basic and Diluted net loss per Class B share	$(0.03)	$(0.03)	$(0.06)

	Period From June 4, 2020 (Inception) Through
	September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Net loss	$(146,502)	$(134,390)	$(280,892)
Change in fair value of derivative warrant liabilities	$—	$(340,000)	$(340,000)
Financing Costs – derivative warrant liabilities	$—	$474,390	$474,390
Initial value of Class A common stock subject to possible redemption	$189,429,260	$(12,981,000)	$176,448,260
Change in fair value of Class A common stock subject to possible redemption	$95,610	$148,780	$244,390